CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (45.6)	$ 18.0
Inventories and non-current ore stockpiles	(51.4)	(76.6)
Accounts payable and accrued liabilities	(17.4)	43.7
Movements in non-cash working capital items and non-current ore stockpiles	$ (114.4)	$ (14.9)